Loans and Finance Receivables, Credit Quality Information and Allowances and Liabilities for Estimated Losses on Loans and Finance Receivables - Schedule of Revenue Generated from Loans and Finance Receivables (Detail) - USD ($)
$ in Thousands
	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts Notes And Loans Receivable [Line Items]
Total loans and finance receivables revenue	$ 145,848			$ 201,439						$ 311,119	$ 409,862	$ 808,987	$ 764,126	$ 659,569
Other	432			43						837	85	850	1,197	1,359
Total revenue	146,280	$ 194,722	$ 205,168	201,482	$ 208,465	$ 208,770	$ 198,098	$ 176,143	$ 182,312	311,956	409,947	809,837	765,323	660,928
Short-term Loans
Accounts Notes And Loans Receivable [Line Items]
Total loans and finance receivables revenue	48,495			65,707						99,356	138,685	257,169	389,706	459,835
Line of Credit Accounts
Accounts Notes And Loans Receivable [Line Items]
Total loans and finance receivables revenue	40,915			74,893						96,568	147,930	305,118	170,496	73,532
Installment Loans and RPAs
Accounts Notes And Loans Receivable [Line Items]
Total loans and finance receivables revenue	$ 56,438			$ 60,839						$ 115,195	$ 123,247	$ 246,700	$ 203,924	$ 126,202